Label	Element	Value
Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® U.S. Large-Cap Value ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
a. Statutory Prospectus - Under “Principal Investment Strategies” in the “Fund Summaries” section: the first paragraph is deleted and replaced in its entirety with the following:
To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index†. The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Value Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a capped market capitalization weighted index. As of August 31, 2024, the index was composed of 514 stocks. The index applies a quarterly capping process that aligns the index constituent weights with the regulatory diversification rules applicable to the fund. In addition to the capping process, a secondary reweighting check of the index is performed on each non-rebalancing month to ensure the single and aggregate weight constraints are satisfied.
† Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock MarketIndex is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab AssetManagement. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respectiveaffiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.